EQUITY - Non-wholly Owned Subsidiaries that Have Material Non-controlling Interests (Details) - USD ($) $ in Millions								12 Months Ended
	Dec. 13, 2016	Oct. 17, 2016	Jan. 15, 2016	Jan. 14, 2016	Jun. 11, 2015	Jun. 10, 2015	May 30, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Net income (loss) attributable to non-controlling interests								$ 7	$ (45)	$ (477)
Non-controlling interests								2,066	2,190
Other changes in non-controlling interest										148
Current assets								26,745	22,247
Non-current assets								58,552	52,895
Total assets								85,297	75,142
Current liabilities								21,410	18,115
Non-current liabilities								23,032	24,702
Revenue								68,679	56,791	63,578
Net income (loss)								4,575	1,734	(8,423)
Total comprehensive income (loss)								8,658	1,575	(17,307)
Net cash provided by / (used in) operating activities								4,563	2,708	2,151
Net cash provided by / (used in) investing activities								(2,830)	(1,143)	(2,170)
Net cash provided by / (used in) financing activities								(1,731)	(2,926)	395
Impact of currency movements on cash								58	(127)	(267)
Cash and cash equivalents								2,574	2,501	4,002	$ 3,893
Dividend to non-controlling interests								(141)	(61)	(85)
Non-controlling interests
Disclosure of subsidiaries [line items]
Other changes in non-controlling interest										148
Net income (loss)								7	(45)	(477)
Total comprehensive income (loss)								53	(18)	(807)
Subsidiaries with material non-controlling interests [member]
Disclosure of subsidiaries [line items]
Net income (loss) attributable to non-controlling interests								7	(45)	(477)
Non-controlling interests								$ 2,066	$ 2,190
ArcelorMittal South Africa Ltd. (AMSA)
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights								30.78%	30.78%
Net income (loss) attributable to non-controlling interests								$ (124)	$ (103)	(301)
Non-controlling interests								195	307
Proportion of ownership interest in subsidiary		69.22%	70.55%	52.00%
Current assets								1,457	1,108
Non-current assets								1,047	1,145
Total assets								2,504	2,253
Current liabilities								1,399	1,013
Non-current liabilities								470	245
Total net assets/(liabilities)								635	995
Revenue								2,926	2,228	2,478
Net income (loss)								(403)	(335)	(581)
Total comprehensive income (loss)								(421)	(349)	(516)
Net cash provided by / (used in) operating activities								(119)	11	(85)
Net cash provided by / (used in) investing activities								(193)	(149)	(99)
Net cash provided by / (used in) financing activities								330	80	307
Impact of currency movements on cash								13	29	(23)
Cash and cash equivalents								141	110	139	39
Dividend to non-controlling interests								$ 0	$ 0	0
Sonasid
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights								67.57%	67.57%
Net income (loss) attributable to non-controlling interests								$ 3	$ (5)	(6)
Non-controlling interests								$ 107	95
Proportion of ownership interest in subsidiary								32.43%
Current assets								$ 181	155
Non-current assets								108	107
Total assets								289	262
Current liabilities								100	94
Non-current liabilities								34	28
Total net assets/(liabilities)								155	140
Revenue								371	300	345
Net income (loss)								6	(7)	(10)
Total comprehensive income (loss)								4	(8)	(14)
Net cash provided by / (used in) operating activities								(7)	28	17
Net cash provided by / (used in) investing activities								(3)	(6)	(6)
Net cash provided by / (used in) financing activities								(4)	(32)	15
Impact of currency movements on cash								1	0	(2)
Cash and cash equivalents								38	51	61	37
Dividend to non-controlling interests								$ (2)	$ (6)	(6)
Sonasid | Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary								64.86%
PJSC ArcelorMittal Kryvyi Rih (AM Kryvyi Rih)
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights								4.87%	4.87%
Net income (loss) attributable to non-controlling interests								$ 10	$ 5	3
Non-controlling interests								164	163
Current assets								1,228	973
Non-current assets								2,801	2,857
Total assets								4,029	3,830
Current liabilities								598	491
Non-current liabilities								266	275
Total net assets/(liabilities)								3,165	3,064
Revenue								2,486	2,068	2,118
Net income (loss)								209	98	58
Total comprehensive income (loss)								210	106	70
Net cash provided by / (used in) operating activities								194	159	174
Net cash provided by / (used in) investing activities								(234)	(156)	(154)
Net cash provided by / (used in) financing activities								0	0	0
Impact of currency movements on cash								(2)	(5)	(43)
Cash and cash equivalents								60	102	104	127
Dividend to non-controlling interests								$ 0	$ 0	0
Belgo Bekaert Arames (BBA)
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights								45.00%	45.00%
Net income (loss) attributable to non-controlling interests								$ 25	$ 23	25
Non-controlling interests								146	154
Current assets								220	212
Non-current assets								190	206
Total assets								410	418
Current liabilities								93	82
Non-current liabilities								21	25
Total net assets/(liabilities)								296	311
Revenue								698	627	701
Net income (loss)								52	53	58
Total comprehensive income (loss)								52	49	61
Net cash provided by / (used in) operating activities								63	63	60
Net cash provided by / (used in) investing activities								(9)	(15)	(10)
Net cash provided by / (used in) financing activities								(61)	(50)	(52)
Impact of currency movements on cash								0	2	(4)
Cash and cash equivalents								5	12	12	18
Dividend to non-controlling interests								$ (26)	$ (25)	(17)
Hera Ermac
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights								0.00%	0.00%
Net income (loss) attributable to non-controlling interests								$ 0	$ 0	0
Non-controlling interests								797	880
Current assets								210	221
Non-current assets								3,350	1,798
Total assets								3,560	2,019
Current liabilities								67	65
Non-current liabilities								616	127
Total net assets/(liabilities)								2,877	1,827
Revenue								0	0	0
Net income (loss)								1,130	402	(242)
Total comprehensive income (loss)								1,130	402	(242)
Net cash provided by / (used in) operating activities								(12)	28	25
Net cash provided by / (used in) investing activities								12	(28)	(23)
Net cash provided by / (used in) financing activities								0	0	(2)
Impact of currency movements on cash								0	0	0
Cash and cash equivalents								0	0	0	0
Dividend to non-controlling interests								$ 0	$ 0	0
AMMIC
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights							15.00%	15.00%	15.00%
Net income (loss) attributable to non-controlling interests								$ 91	$ 28	32
Non-controlling interests								479	488
Current assets								1,050	2,255
Non-current assets								3,135	3,751
Total assets								4,185	6,006
Current liabilities								316	314
Non-current liabilities								555	3,835
Total net assets/(liabilities)								3,314	1,857
Revenue								1,943	1,472	1,432
Net income (loss)								617	(66)	475
Total comprehensive income (loss)								613	(74)	496
Net cash provided by / (used in) operating activities								947	279	146
Net cash provided by / (used in) investing activities								(301)	(283)	(171)
Net cash provided by / (used in) financing activities								(656)	(24)	(97)
Impact of currency movements on cash								0	0	0
Cash and cash equivalents								158	168	196	318
Dividend to non-controlling interests								$ (98)	$ (30)	(57)
Arceo
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights								62.86%	62.86%
Net income (loss) attributable to non-controlling interests								$ 4	$ 5	4
Non-controlling interests								168	148
Proportion of ownership interest in subsidiary	37.10%				37.70%	50.10%
Current assets								56	21
Non-current assets								213	219
Total assets								269	240
Current liabilities								2	4
Non-current liabilities								1	1
Total net assets/(liabilities)								266	235
Revenue								0	0	0
Net income (loss)								6	7	7
Total comprehensive income (loss)								6	7	7
Net cash provided by / (used in) operating activities								10	4	17
Net cash provided by / (used in) investing activities								3	(78)	(142)
Net cash provided by / (used in) financing activities								(8)	80	127
Impact of currency movements on cash								1	0	(1)
Cash and cash equivalents								13	7	1	0
Dividend to non-controlling interests								$ (5)	$ 0	0
Arceo | Non-controlling interests
Disclosure of subsidiaries [line items]
Other changes in non-controlling interest					$ 148
ArcelorMittal Liberia Ltd
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights								15.00%	15.00%
Net income (loss) attributable to non-controlling interests								$ (11)	$ (5)	(239)
Non-controlling interests								(266)	(256)
Current assets								107	93
Non-current assets								93	49
Total assets								200	142
Current liabilities								1,783	1,081
Non-current liabilities								35	608
Total net assets/(liabilities)								(1,618)	(1,547)
Revenue								56	56	86
Net income (loss)								(71)	(29)	(1,516)
Total comprehensive income (loss)								(71)	(29)	(1,516)
Net cash provided by / (used in) operating activities								(69)	(45)	(103)
Net cash provided by / (used in) investing activities								(63)	(73)	(102)
Net cash provided by / (used in) financing activities								132	117	205
Impact of currency movements on cash								0	0	0
Cash and cash equivalents								0	0	1	$ 1
Dividend to non-controlling interests								0	0	0
Other
Disclosure of subsidiaries [line items]
Net income (loss) attributable to non-controlling interests								9	7	$ 5
Non-controlling interests								$ 276	$ 211
Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary								50.00%